PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of provisions

As of December 31, 2021

	Judicial	Administrative	Financial		Loan		Onerous
	proceedings	proceedings	guarantees	~~(1)~~	commitments	(2)	contracts	(3)	Total
In millions of COP
Balance at January 1, 2021	35,640	2,399	23,035		285,198		325		346,597
Additions recognized in the year	8,766	13,625	8,219		-		938		31,548
Provisions used during the period	(5,587)	(500)	-		-		-		(6,087)
Provisions reversed during the period	(4,513)	(184)	(243)		(92,567)		(167)		(97,674)
Foreign currency translation adjustment	158	-	100		12,024		-		12,282
Effect of discounted cash flows	1,351	-	-		-		-		1,351
Final balance at December 31, 2021	35,815	15,340	31,111		204,655		1096		288,017
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in the reversal of the provision in Bancolombia, Banistmo, GAH and Banco Agrícola due to lower risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2020

	Judicial	Administrative	Financial		Loan		Onerous
	proceedings	proceedings	guarantees	~~(1)~~	commitments	(2)	contracts	(3)	Total
In millions of COP
Balance at January 1, 2020	35,752	6,607	16,945		131,386		-		190,690
Additions recognized in the year	9,063	1,259	6,190		224,603		325		241,440
Provisions used during the period	(4,673)	(3,059)	-		-		-		(7,732)
Provisions reversed during the period	(5,196)	(2,408)	(50)		(71,497)		-		(79,151)
Foreign currency translation adjustment	382	-	(50)		706		-		1,038
Effect of discounted cash flows	312	-	-		-		-		312
Final balance at December 31, 2020	35,640	2,399	23,035		285,198		325		346,597
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in Bancolombia, Banistmo, GAH and Banco Agrícola due to increased risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

Schedule of provisions of financial guarantees and loan commitments

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2021 and 2020 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2021	192,597	75,135	40,501	308,233
Transfers	(77,194)	3,221	42,737	(31,236)
Transfer to stage 1	(45,706)	(65,020)	(15,063)	(125,789)
Transfer to stage 2	(23,860)	87,990	(16,801)	47,329
Transfer to stage 3	(7,628)	(19,749)	74,601	47,224
Provisions used during the period	241,953	32,694	59,949	334,596
Provisions reversed during the period	(229,798)	(55,735)	(102,418)	(387,951)
Translation adjustment	7,615	4,462	47	12,124
Balance at December 31, 2021	135,173	59,777	40,816	235,766

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2020	119,865	28,433	33	148,331
Transfers	30,893	54,918	295	86,106
Transfer to stage 1	75,694	(44,821)	-	30,873
Transfer to stage 2	(34,778)	115,398	-	80,620
Transfer to stage 3	(10,023)	(15,659)	295	(25,387)
Provisions used during the period	95,212	9,283	40,192	144,687
Provisions reversed during the period	(54,823)	(16,724)	-	(71,547)
Translation adjustment	1,450	(775)	(19)	656
Balance at December 31, 2020	192,597	75,135	40,501	308,233

Schedule of commitments

As of December 31, 2021

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	620,120
Guarantees greater than 1 month and up to 3 months	1,051,714
Guarantees greater than 3 months and up to 1 years (1)	5,616,089
Guarantees greater than 1 year and up to 3 years (2)	1,513,774
Guarantees greater than 3 years and up to 5 years	84,273
Guarantees greater than 5 years	150,494
Total	9,036,464
(1)	Mainly due to the change in duration for COP 2,505,284 and the opening of guarantees for COP 880,388 that expire in 2022, with the following economic sectors: Energy services and the private sector.
(2)	Mainly due to the change in duration for COP 3,056,310 and the opening of guarantees for COP 812,403 that expire in 2022, with the economic sector of financial services.

As of December 31, 2020

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	388,859
Guarantees greater than 1 month and up to 3 months	616,879
Guarantees greater than 3 months and up to 1 year	2,911,975
Guarantees greater than 1 year and up to 3 years (1)	3,568,858
Guarantees greater than 3 years and up to 5 years	42,788
Guarantees greater than 5 years	144,157
Total	7,673,516
(1)	Mainly due to 4 new guarantees amounting to COP 2,909,063, expiring in 2022 with in Telecommunications and financial sectors.

Schedule of contingencies

As of December 31, 2021

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	8,638,607	15	31,477	2	-	-	8,670,084	17
Acceptable risk	> 3.11% - 11.15%	189,644	18	30,634	1	-	-	220,278	19
Appreciable risk	> 11.15% - 72.75%	434	-	-	-	-	-	434	-
Significant risk	> 72.75% - 89.89%	-	-	-	-	140,520	30,748	140,520	30,748
Bad risk	> 89.89% - 100%	-	-	4,206	11	942	316	5,148	327
Total		8,828,685	33	66,317	14	141,462	31,064	9,036,464	31,111

As of December 31, 2020

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	6,693,881	30	25,056	-	-	-	6,718,937	30
Acceptable risk	> 3.11% - 11.15%	637,593	211	16,118	8	-	-	653,711	219
Appreciable risk	> 11.15% - 72.75%	187,633	264	88,103	100	-	-	275,736	364
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	25,132	22,422	25,132	22,422
Total		7,519,107	505	129,277	108	25,132	22,422	7,673,516	23,035